SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	12,850,000	2,100,000
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	9,000,000	1,000,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	3,850,000	1,100,000